Related party transactions - Compensation (Details) $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Oct. 31, 2023 EquityInstruments	Jul. 31, 2023 EquityInstruments	Apr. 30, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments	Oct. 31, 2022 EquityInstruments	Jul. 31, 2022 USD ($) EquityInstruments	Apr. 30, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments shares	Dec. 31, 2022 USD ($) shares EquityInstruments	Dec. 31, 2021 USD ($) shares EquityInstruments
Compensation of key management personnel
Numbers of stock options granted in the year | EquityInstruments	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	844,011	1,021,642	882,584
Investment in joint venture							$ 2,000						$ 13,000	$ 2,000
Onco Verity Inc. Joint Venture
Compensation of key management personnel
Contractual capital commitments	$ 13,000												13,000
Senior management
Compensation of key management personnel
Gross salary													4,161	4,199	$ 3,465
Variable pay													2,816	3,077	2,020
Employer social security													807	1,015	789
Other short term benefits													545	372	274
Termination benefits															382
Post-employment benefits for senior management members as a group													167	104	150
Cost of stock options granted in the year													27,983	18,393	15,060
Cost of restricted stock units granted in the year													11,694	9,594	8,025
Employer social security contributions stock options													(494)	1,101	4,172
Total benefits													$ 47,679	$ 37,855	$ 34,337
Numbers of stock options granted in the year | shares													132,100	117,600	101,446
Numbers of restricted stock units granted in the year | shares													30,425	26,500	22,888
Non-executive Directors
Compensation of key management personnel
Board fees and other short-term benefits for non-executive directors													$ 533	$ 437	$ 435
Cost of stock options granted in the year													2,280	3,643	3,263
Cost of restricted stock units granted in the year													1,034	1,850	1,731
Total benefits													$ 3,847	$ 5,929	$ 5,429
Numbers of stock options granted in the year | shares													12,400	21,600	22,950
Numbers of restricted stock units granted in the year | shares													2,713	4,800	5,100